Basis of Presentation and Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Non-compete agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years
Non-compete agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Useful life	15 years